Common Stock and Warrants on Common Stock - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	May. 30, 2015	Apr. 30, 2015	May. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 15, 2011	Jun. 18, 2008
Class Of Stock [Line Items]
Common stock, shares authorized	250,000,000		140,000,000	140,000,000	250,000,000	140,000,000	85,000,000		85,000,000	50,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0000		$ 0	$ 0
Common stock, shares issued	14,241,562		2,381,041				2,381,041
Common stock, shares outstanding	14,241,562		2,381,041				2,381,041
Common Stock, Voting Rights			The holders of the common stock have the right to one vote per share of common stock.
Financial liabilities measured at fair value on recurring basis	$ 41,097,000		$ 15,965,891				$ 2,813,260
Common stock warrants exercised	24,746	0
Underwriter Warrant Liability
Class Of Stock [Line Items]
Financial liabilities measured at fair value on recurring basis	$ 7,674,000		$ 2,745,891				$ 1,053,260
Private Placement
Class Of Stock [Line Items]
Common stock called by warrants			554,454					595,920